Organization and Basis of Presentation - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated deficit		$ (50,915,141)	$ (31,897,874)
Cash and cash equivalents		47,089,114	$ 18,217,926
Working capital		40,900,000
Term loans		5,000,000
Business combination, equity interest percentage	86.00%
Private Placement [Member]
Gross proceeds from private placement	$ 65,000,000
Sunesis Pharmaceuticals Inc [Member]
Business combination, equity interest percentage	14.00%
Series E Preferred Stock [Member]
Proceeds from equity financing		$ 40,000,000